ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 15,017	$ 16,201
Accumulated amortization	(13,324)	(9,691)
Net carrying value	1,693	6,510
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,155	3,404
Accumulated amortization	(1,652)	(1,071)
Net carrying value	1,503	2,333
Order Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	11,862	12,797
Accumulated amortization	(11,672)	(8,620)
Net carrying value	$ 190	$ 4,177